Commitments and contingent liabilities, Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 140
Decrease in tax contingency related to transfer pricing	72
Maximum amount of possible additional losses, transfer pricing	76	$ 357	$ 30
Other tax contingencies included in tax accrual	887
Increase in other tax contingencies included in tax accrual	157
Maximum amount of possible additional losses, other tax contingencies	327	$ 253
Accrued interest	$ 90
Minimum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	1 year
Maximum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	2 years